PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited)
1
VY
®
JPMorgan Small Cap
Core Equity Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 97.7%
Communication Services : 1.4%
4,885
(1)(2)
AST SpaceMobile, Inc.
$ 127,743
0.0
27,016
(2)
Bandwidth, Inc. - Class
A
473,050
0.1
20,695
(2)
Cargurus, Inc.
621,471
0.2
6,256
(2)
Cinemark Holdings,
Inc.
174,167
0.0
4,055
(2)
EchoStar Corp. - Class
A
100,645
0.0
10,801
(2)
Gogo, Inc.
77,551
0.0
15,827
Gray Television, Inc.
84,833
0.0
4,160
(2)
IMAX Corp.
85,322
0.0
5,117
(2)
Integral Ad Science
Holding Corp.
55,315
0.0
3,480  Iridium
Communications, Inc.
105,966
0.0
11,610  John Wiley & Sons,
Inc. - Class A
560,183
0.1
76,514
(2)
Liberty Latin America
Ltd. - Class C
726,118
0.2
23,522
(1)(2)
Lions Gate
Entertainment Corp.
- Class A
184,177
0.1
11,674
(2)
Lumen Technologies,
Inc.
82,885
0.0
50,352
(2)
Magnite, Inc.
697,375
0.2
30,891
(2)
Ooma, Inc.
351,849
0.1
16,300
(2)
QuinStreet, Inc.
311,819
0.1
5,595
Shutterstock, Inc.
197,895
0.1
6,824
Spok Holdings, Inc.
102,769
0.0
3,531  Telephone and Data
Systems, Inc.
82,096
0.0
16,806
(2)
Thryv Holdings, Inc.
289,567
0.1
22,049
(1)(2)
Vivid Seats, Inc.
- Class A
81,581
0.0
16,062
(2)
Yelp, Inc.
563,455
0.1
6,137,832
1.4
Consumer Discretionary : 9.4%
7,675
(2)
Abercrombie & Fitch
Co. - Class A
1,073,733
0.2
3,597  Academy Sports &
Outdoors, Inc.
209,921
0.0
22,428
(2)
Accel Entertainment,
Inc.
260,613
0.1
28,839
(1)
Acushnet Holdings
Corp.
1,838,486
0.4
10,257
(2)
Adtalem Global
Education, Inc.
774,198
0.2
4,184
(2)
Asbury Automotive
Group, Inc.
998,261
0.2
3,975
(2)
Boot Barn Holdings,
Inc.
664,938
0.2
4,569
Boyd Gaming Corp.
295,386
0.1
19,517
(2)
Bright Horizons Family
Solutions, Inc.
2,734,917
0.6
30,915
Brunswick Corp.
2,591,295
0.6
7,121
Buckle, Inc.
313,110
0.1
6,122
Caleres, Inc.
202,332
0.0
817
(2)
Cavco Industries, Inc.
349,872
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
3,472  Century Communities,
Inc.
$ 357,547
0.1
4,885
(2)
Crocs, Inc.
707,397
0.2
13,732
Dana, Inc.
145,010
0.0
2,922
(2)
Dorman Products, Inc.
330,537
0.1
2,225
(2)
Duolingo, Inc.
627,495
0.1
16,578
(2)
El Pollo Loco Holdings,
Inc.
227,119
0.1
21,567
(1)(2)
EVgo, Inc.
89,287
0.0
14,045
(2)
Five Below, Inc.
1,240,876
0.3
1,645
Foot Locker, Inc.
42,507
0.0
17,972
(2)
Funko, Inc. - Class A
219,618
0.1
5,005
(2)
Genesco, Inc.
135,986
0.0
7,034
(1)(2)
GigaCloud Technology,
Inc. - Class A
161,641
0.0
6,877
(2)
Green Brick Partners,
Inc.
574,367
0.1
2,880  Group 1 Automotive,
Inc.
1,103,155
0.2
21,375
(2)
Hilton Grand
Vacations, Inc.
776,340
0.2
539
(2)
Hovnanian Enterprises,
Inc. - Class A
110,155
0.0
1,366  Installed Building
Products, Inc.
336,405
0.1
8,206
KB Home
703,172
0.2
3,445
(2)
Lands' End, Inc.
59,495
0.0
9,443
(2)
Landsea Homes Corp.
116,621
0.0
21,716  Laureate Education,
Inc.
360,703
0.1
5,890
LCI Industries
709,981
0.2
8,028
(2)
Life Time Group
Holdings, Inc.
196,044
0.0
4,279
(2)
Lindblad Expeditions
Holdings, Inc.
39,581
0.0
2,610
(2)
M/I Homes, Inc.
447,250
0.1
3,890
Meritage Homes Corp.
797,722
0.2
13,641
(2)
Modine Manufacturing
Co.
1,811,388
0.4
23,236  Monarch Casino &
Resort, Inc.
1,841,918
0.4
25,884  OneSpaWorld
Holdings Ltd.
427,345
0.1
8,897
(2)
Overstock.com, Inc.
89,682
0.0
2,128
Patrick Industries, Inc.
302,963
0.1
64,903
(2)
Peloton Interactive,
Inc. - Class A
303,746
0.1
15,160  Perdoceo Education
Corp.
337,158
0.1
23,944
(2)
Petco Health &
Wellness Co., Inc.
108,945
0.0
17,647
Phinia, Inc.
812,291
0.2
30,243
(2)
Planet Fitness, Inc.
- Class A
2,456,337
0.6
98,408
(1)(2)
Savers Value Village,
Inc.
1,035,252
0.2
3,705
(2)
SeaWorld
Entertainment, Inc.
187,473
0.0
4,172
(2)
Shake Shack, Inc.
- Class A
430,592
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

VY
®
JPMorgan Small Cap
Core Equity Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
2,345
Signet Jewelers Ltd.
$ 241,863
0.1
2,183  Six Flags
Entertainment Corp.
87,997
0.0
1,646
(2)
Skyline Champion
Corp.
156,123
0.0
61,540
(2)
Solo Brands, Inc.
- Class A
86,771
0.0
43,641
(2)
Sonos, Inc.
536,348
0.1
11,356
Steven Madden Ltd.
556,330
0.1
7,036
(2)
Stride, Inc.
600,241
0.1
19,820
(2)
Sweetgreen, Inc.
- Class A
702,619
0.2
11,574
(2)
Taylor Morrison Home
Corp.
813,189
0.2
4,258
(2)
Topgolf Callaway
Brands Corp.
46,753
0.0
12,603
(2)
Tri Pointe Homes, Inc.
571,042
0.1
11,458
Vail Resorts, Inc.
1,997,015
0.5
1,670
(2)
Victoria's Secret & Co.
42,919
0.0
128,671
Wendy's Co.
2,254,316
0.5
41,761,689
9.4
Consumer Staples : 5.2%
7,000
Andersons, Inc.
350,980
0.1
4,374
(2)
BellRing Brands, Inc.
265,589
0.1
25,943
(2)
BJ's Wholesale Club
Holdings, Inc.
2,139,779
0.5
4,761
Cal-Maine Foods, Inc.
356,313
0.1
6,090  Casey's General
Stores, Inc.
2,288,074
0.5
16,276
(2)
Chefs' Warehouse, Inc.
683,755
0.2
49,798
Dole PLC
811,209
0.2
4,106
(2)
e.l.f. Beauty, Inc.
447,677
0.1
6,312  Edgewell Personal
Care Co.
229,378
0.0
7,195  Fresh Del Monte
Produce, Inc.
212,540
0.0
18,441
(2)
Freshpet, Inc.
2,522,176
0.6
22,093
(2)
Honest Co., Inc.
78,872
0.0
2,648  John B Sanfilippo &
Son, Inc.
249,733
0.1
2,386
(1)
MGP Ingredients, Inc.
198,634
0.0
9,931
(1)(2)
Oddity Tech Ltd.
- Class A
401,014
0.1
48,553
(2)
Performance Food
Group Co.
3,805,099
0.9
98,390
Primo Water Corp.
2,484,347
0.6
6,115
(2)
Simply Good Foods
Co.
212,619
0.0
11,370
(2)
Sprouts Farmers
Market, Inc.
1,255,362
0.3
33,735
(2)
SunOpta, Inc.
215,229
0.0
135,649
Utz Brands, Inc.
2,400,987
0.5
25,057
(2)
Vita Coco Co., Inc.
709,364
0.2
18,716
(2)
Vital Farms, Inc.
656,370
0.1
22,975,100
5.2
Energy : 4.1%
9,892
Archrock, Inc.
200,214
0.1
37,004
Cactus, Inc. - Class A
2,208,029
0.5
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Energy: (continued)
7,166
ChampionX Corp.
$ 216,055
0.1
1,246
Chord Energy Corp.
162,267
0.0
3,020
Civitas Resources, Inc.
153,023
0.0
7,764
(2)
CNX Resources Corp.
252,873
0.1
1,000
CONSOL Energy, Inc.
104,650
0.0
6,467
CVR Energy, Inc.
148,935
0.0
8,803  Delek US Holdings,
Inc.
165,056
0.0
6,792
Dorian LPG Ltd.
233,781
0.1
30,007
DT Midstream, Inc.
2,360,351
0.5
2,806
(2)
Expro Group Holdings
NV
48,179
0.0
4,533
(2)
Green Plains, Inc.
61,377
0.0
1,518
(2)
Gulfport Energy Corp.
229,749
0.1
1,887  Helmerich & Payne,
Inc.
57,403
0.0
11,510  International Seaways,
Inc.
593,456
0.1
51,280
Liberty Energy, Inc.
978,935
0.2
6,977
(1)
Magnolia Oil & Gas
Corp. - Class A
170,378
0.0
9,257  Matador Resources
Co.
457,481
0.1
20,896
Murphy Oil Corp.
705,031
0.2
14,423
(1)
Noble Corp. PLC
521,247
0.1
20,814
(2)
Oceaneering
International, Inc.
517,644
0.1
8,453
Ovintiv, Inc.
323,834
0.1
56,300  Patterson-UTI Energy,
Inc.
430,695
0.1
7,488  PBF Energy, Inc.
- Class A
231,754
0.1
2,865
(1)
Peabody Energy Corp.
76,037
0.0
34,370  Permian Resources
Corp.
467,776
0.1
1,399
(2)
REX American
Resources Corp.
64,760
0.0
771
Scorpio Tankers, Inc.
54,972
0.0
37,439  Select Water Solutions,
Inc.
416,696
0.1
90,263
SM Energy Co.
3,607,812
0.8
6,522  Teekay Tankers Ltd.
- Class A
379,907
0.1
56,178
(2)
Uranium Energy Corp.
348,865
0.1
10,881
(2)
Valaris Ltd.
606,616
0.1
4,470  Weatherford
International PLC
379,592
0.1
12,245  World Fuel Services
Corp.
378,493
0.1
18,313,923
4.1
Financials : 17.5%
15,858  Amalgamated
Financial Corp.
497,465
0.1
16,092
Ameris Bancorp
1,003,980
0.2
6,319
Associated Banc-Corp.
136,111
0.0
4,301
(2)
Axos Financial, Inc.
270,447
0.1
43,722
Banc of California, Inc.
644,025
0.1
10,379
(2)
Bancorp, Inc.
555,276
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

VY
®
JPMorgan Small Cap
Core Equity Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
37,593  Bank of NT Butterfield
& Son Ltd.
$ 1,386,430
0.3
66,217
BankUnited, Inc.
2,412,947
0.5
7,406
Banner Corp.
441,101
0.1
7,510  Brightsphere
Investment Group, Inc.
190,754
0.0
27,754  BrightSpire Capital,
Inc.
155,422
0.0
34,332
(2)
BRP Group, Inc.
- Class A
1,709,734
0.4
12,036  Business First
Bancshares, Inc.
308,964
0.1
11,291
Byline Bancorp, Inc.
302,260
0.1
10,279
Cannae Holdings, Inc.
195,918
0.0
1,460  Capital City Bank
Group, Inc.
51,523
0.0
8,936  Capitol Federal
Financial, Inc.
52,186
0.0
3,859  Central Pacific
Financial Corp.
113,879
0.0
4,749
CNB Financial Corp.
114,261
0.0
9,595  CNO Financial Group,
Inc.
336,785
0.1
6,608
(2)
Coastal Financial
Corp.
356,766
0.1
31,843  Commerce
Bancshares, Inc.
1,891,474
0.4
25,766  ConnectOne Bancorp,
Inc.
645,438
0.1
20,934  Cullen/Frost Bankers,
Inc.
2,341,677
0.5
9,159
(2)
Customers Bancorp,
Inc.
425,436
0.1
18,091
(2)
Donnelley Financial
Solutions, Inc.
1,190,931
0.3
44,607  Eastern Bankshares,
Inc.
731,109
0.2
26,331
Enact Holdings, Inc.
956,605
0.2
13,861
(2)
Enova International,
Inc.
1,161,413
0.3
15,133  Enterprise Financial
Services Corp.
775,718
0.2
9,886  Equity Bancshares,
Inc. - Class A
404,140
0.1
12,821
Essent Group Ltd.
824,262
0.2
11,597  Evercore, Inc. - Class
A
2,937,984
0.7
695  Federal Agricultural
Mortgage Corp. - Class
C
130,250
0.0
40,086  First BanCorp/Puerto
Rico
848,621
0.2
10,768
First Bancshares, Inc.
345,976
0.1
92,703
First Financial Bancorp
2,338,897
0.5
4,755
First Financial Corp.
208,507
0.1
103,014
First Hawaiian, Inc.
2,384,774
0.5
80,020  First Interstate
BancSystem, Inc.
- Class A
2,455,014
0.6
13,126
First Merchants Corp.
488,287
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
4,357  First Mid Bancshares,
Inc.
$ 169,531
0.0
3,215  FirstCash Holdings,
Inc.
369,082
0.1
9,932
(2)
Flywire Corp.
162,785
0.0
20,398
(2)
Genworth Financial,
Inc. - Class A
139,726
0.0
2,252
Glacier Bancorp, Inc.
102,916
0.0
6,526
(2)
Hamilton Insurance
Group Ltd. - Class B
126,213
0.0
2,452  Hancock Whitney
Corp.
125,469
0.0
18,856
Hanmi Financial Corp.
350,722
0.1
3,059  Heartland Financial
USA, Inc.
173,445
0.0
43,771  Heritage Commerce
Corp.
432,457
0.1
10,901
Hilltop Holdings, Inc.
350,576
0.1
3,553  Home BancShares,
Inc.
96,251
0.0
16,343
Hope Bancorp, Inc.
205,268
0.0
1,724  Independent Bank
Corp.
101,940
0.0
12,245
(2)
International Money
Express, Inc.
226,410
0.1
9,363  Jackson Financial, Inc.
- Class A
854,186
0.2
4,333  Kinsale Capital Group,
Inc.
2,017,315
0.5
4,244  KKR Real Estate
Finance Trust, Inc.
52,413
0.0
56,162
Ladder Capital Corp.
651,479
0.2
21,243
(2)
LendingClub Corp.
242,807
0.1
8,850  MarketAxess Holdings,
Inc.
2,267,370
0.5
952
Mercantile Bank Corp.
41,621
0.0
6,032
Merchants Bancorp
271,199
0.1
90
(2)
Metropolitan Bank
Holding Corp.
4,732
0.0
17,068
MFA Financial, Inc.
217,105
0.1
967  Mid Penn Bancorp,
Inc.
28,846
0.0
1,523  MidWestOne Financial
Group, Inc.
43,451
0.0
21,549
Moelis & Co. - Class A
1,476,322
0.3
4,883
Morningstar, Inc.
1,558,263
0.4
12,457
(2)
Mr Cooper Group, Inc.
1,148,286
0.3
437
MVB Financial Corp.
8,460
0.0
19,263
(2)
NMI Holdings, Inc.
- Class A
793,443
0.2
37,191  OceanFirst Financial
Corp.
691,381
0.2
15,961
OFG Bancorp
716,968
0.2
42,517
Old National Bancorp
793,367
0.2
29,007  Old Second Bancorp,
Inc.
452,219
0.1
44,291
(2)
Open Lending Corp.
271,061
0.1
31,143
(2)
Oscar Health, Inc.
- Class A
660,543
0.2
3,135
(2)
Palomar Holdings, Inc.
296,790
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

VY
®
JPMorgan Small Cap
Core Equity Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
7,901  Pathward Financial,
Inc.
$ 521,545
0.1
1,797  Peapack-Gladstone
Financial Corp.
49,256
0.0
7,213  PennyMac Financial
Services, Inc.
822,066
0.2
17,726  Perella Weinberg
Partners
342,289
0.1
3,337  Pinnacle Financial
Partners, Inc.
326,926
0.1
2,408
Piper Sandler Cos.
683,414
0.2
11,232
Popular, Inc.
1,126,233
0.3
2,380  Preferred Bank/Los
Angeles CA
190,995
0.0
3,229  Premier Financial
Corp.
75,817
0.0
7,977
QCR Holdings, Inc.
590,537
0.1
21,614
Radian Group, Inc.
749,790
0.2
9,864
Redwood Trust, Inc.
76,249
0.0
13,681
(2)
Remitly Global, Inc.
183,189
0.0
17,921
RLI Corp.
2,777,397
0.6
2,410  Seacoast Banking
Corp. of Florida
64,227
0.0
2,399  Selective Insurance
Group, Inc.
223,827
0.1
23,287  ServisFirst
Bancshares, Inc.
1,873,439
0.4
1,938
(2)
Skyward Specialty
Insurance Group, Inc.
78,935
0.0
5,404  South Plains Financial,
Inc.
183,304
0.0
77  Southern Missouri
Bancorp, Inc.
4,350
0.0
5,451  Southside Bancshares,
Inc.
182,227
0.0
2,398
SouthState Corp.
233,038
0.1
46,448  StepStone Group, Inc.
- Class A
2,639,640
0.6
3,346
(2)
StoneX Group, Inc.
273,970
0.1
1,977
(2)
Texas Capital
Bancshares, Inc.
141,276
0.0
5,160  Towne Bank/
Portsmouth VA
170,590
0.0
19,358  TPG RE Finance Trust,
Inc.
165,124
0.0
6,961
TriCo Bancshares
296,887
0.1
2,184
UMB Financial Corp.
229,560
0.1
4,255  United Bankshares,
Inc.
157,860
0.0
2,068
Unity Bancorp, Inc.
70,436
0.0
12,875
Veritex Holdings, Inc.
338,870
0.1
17,608  Victory Capital
Holdings, Inc. - Class A
975,483
0.2
3,879  Virtus Investment
Partners, Inc.
812,457
0.2
4,222
WesBanco, Inc.
125,731
0.0
15,170
(2)
WEX, Inc.
3,181,604
0.7
28,508  Wintrust Financial
Corp.
3,093,973
0.7
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
2,536
WSFS Financial Corp.
$ 129,311
0.0
77,576,987
17.5
Health Care : 12.6%
22,367
(2)
ACADIA
Pharmaceuticals, Inc.
344,004
0.1
2,774
(2)
Adaptive
Biotechnologies Corp.
14,203
0.0
1,306
(2)
Addus HomeCare
Corp.
173,737
0.0
99,763
(2)
agilon health, Inc.
392,069
0.1
21,661
(2)
Akero Therapeutics,
Inc.
621,454
0.1
9,246
(2)
Alkermes PLC
258,796
0.1
37,767
(1)(2)
Allogene Therapeutics,
Inc.
105,748
0.0
18,760
(2)
Alphatec Holdings, Inc.
104,306
0.0
68,551
(2)
Amicus Therapeutics,
Inc.
732,125
0.2
28,054
(2)
AngioDynamics, Inc.
218,260
0.1
2,433
(2)
ANI Pharmaceuticals,
Inc.
145,153
0.0
143,012
(1)(2)
Annexon, Inc.
846,631
0.2
106,299
(2)
Arcutis
Biotherapeutics, Inc.
988,581
0.2
7,211
(2)
Arrowhead
Pharmaceuticals, Inc.
139,677
0.0
19,948
(2)
Arvinas, Inc.
491,319
0.1
18,383
(2)
AtriCure, Inc.
515,459
0.1
45,600
(2)
Axogen, Inc.
639,312
0.1
12,329
(2)
Axsome Therapeutics,
Inc.
1,108,007
0.3
22,447
(2)
Azenta, Inc.
1,087,333
0.3
1,026
(2)
Biohaven Ltd.
51,269
0.0
3,837
(2)
Blueprint Medicines
Corp.
354,922
0.1
4,026
(2)
Bridgebio Pharma, Inc.
102,502
0.0
26,288
(1)(2)
Cartesian
Therapeutics, Inc.
423,763
0.1
17,301
(2)
Catalyst
Pharmaceuticals, Inc.
343,944
0.1
102,633
(2)
Certara, Inc.
1,201,832
0.3
4,177
Chemed Corp.
2,510,252
0.6
15,330
(1)(2)
Collegium
Pharmaceutical, Inc.
592,351
0.1
52,102
(2)
Concentra Group
Holdings Parent, Inc.
1,165,001
0.3
1,092
(2)
CorVel Corp.
356,964
0.1
18,656
(2)
Crinetics
Pharmaceuticals, Inc.
953,322
0.2
24,348
(2)
CryoPort, Inc.
197,462
0.1
37,895  Encompass Health
Corp.
3,662,173
0.8
111,037
(2)
Envista Holdings Corp.
2,194,091
0.5
127,593
(1)(2)
Esperion Therapeutics,
Inc.
210,528
0.1
119,533
(2)
Fate Therapeutics, Inc.
418,366
0.1
5,936
(2)
Fulgent Genetics, Inc.
128,989
0.0
67,863
(2)
Health Catalyst, Inc.
552,405
0.1
27,261
(2)
HealthEquity, Inc.
2,231,313
0.5

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

VY
®
JPMorgan Small Cap
Core Equity Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
32,495
(2)
Hims & Hers Health,
Inc.
$ 598,558
0.1
15,506
(2)
ICU Medical, Inc.
2,825,503
0.6
13,118
(1)(2)
Immunovant, Inc.
373,994
0.1
9,714
(2)
Inmode Ltd.
164,652
0.0
69,411
(2)
Inogen, Inc.
673,287
0.2
12,467
(2)
Insmed, Inc.
910,091
0.2
7,304
(1)(2)
Intellia Therapeutics,
Inc.
150,097
0.0
38,684
(2)
iTeos Therapeutics,
Inc.
394,964
0.1
29,947
(2)
Kura Oncology, Inc.
585,164
0.1
48,000
(1)(2)
Kyverna Therapeutics,
Inc.
234,720
0.1
6,199
(2)
Lantheus Holdings,
Inc.
680,340
0.2
3,674
(2)
Medpace Holdings,
Inc.
1,226,381
0.3
27,212
(2)
MeiraGTx Holdings
PLC
113,474
0.0
100,589
(2)
Mersana Therapeutics,
Inc.
190,113
0.0
2,094  National HealthCare
Corp.
263,362
0.1
90,704
(2)
Neogen Corp.
1,524,734
0.3
11,574
(2)
NeoGenomics, Inc.
170,717
0.0
66,237
(1)(2)
Nkarta, Inc.
299,391
0.1
13,481
(2)
Olema
Pharmaceuticals, Inc.
160,963
0.0
4,409
(2)
Omnicell, Inc.
192,232
0.0
90,367
(1)(2)
OPKO Health, Inc.
134,647
0.0
23,508
(2)
Option Care Health,
Inc.
735,800
0.2
127,375
(2)
Ovid therapeutics, Inc.
150,303
0.0
14,548
(2)
Owens & Minor, Inc.
228,258
0.1
64,452
(1)(2)
Paragon 28, Inc.
430,539
0.1
14,607
(2)
PROCEPT
BioRobotics Corp.
1,170,313
0.3
28,037
(2)
Protagonist
Therapeutics, Inc.
1,261,665
0.3
7,017
(2)
PTC Therapeutics, Inc.
260,331
0.1
77,575
(2)
Pulmonx Corp.
643,097
0.2
5,212
(2)
Quanterix Corp.
67,548
0.0
33,181
(2)
QuidelOrtho Corp.
1,513,054
0.3
67,257
(1)(2)
Recursion
Pharmaceuticals, Inc.
- Class A
443,224
0.1
61,580
(2)
Relay Therapeutics,
Inc.
435,986
0.1
18,428
(2)
Replimune Group, Inc.
201,971
0.1
25,111
(2)
Revolution Medicines,
Inc.
1,138,784
0.3
13,727
(2)
RxSight, Inc.
678,526
0.2
8,897
(2)
Sage Therapeutics,
Inc.
64,236
0.0
75,660
(2)
Sera Prognostics, Inc.
- Class A
590,148
0.1
11,897
(2)
SI-BONE, Inc.
166,320
0.0
4,628
(1)(2)
Sight Sciences, Inc.
29,156
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
16,753
(2)
SpringWorks
Therapeutics, Inc.
$ 536,766
0.1
14,702
(2)
STAAR Surgical Co.
546,179
0.1
4,469
(2)
Surgery Partners, Inc.
144,081
0.0
1,994
(2)
Sutro Biopharma, Inc.
6,899
0.0
21,601
(2)
Syndax
Pharmaceuticals, Inc.
415,819
0.1
249,847
(2)
Taysha Gene
Therapies, Inc.
502,192
0.1
4,067
(2)
Tenet Healthcare Corp.
675,935
0.2
6,416
(2)
TransMedics Group,
Inc.
1,007,312
0.2
26,085
(2)
Travere Therapeutics,
Inc.
364,929
0.1
93,132
(2)
Treace Medical
Concepts, Inc.
540,166
0.1
1,989
(2)
Twist Bioscience Corp.
89,863
0.0
30,818
(1)(2)
Tyra Biosciences, Inc.
724,531
0.2
71,765
(2)
Ventyx Biosciences,
Inc.
156,448
0.0
23,795
(2)
Viking Therapeutics,
Inc.
1,506,461
0.3
5,915
(2)
Xencor, Inc.
118,951
0.0
553
(2)
Y-mAbs Therapeutics,
Inc.
7,272
0.0
55,998,070
12.6
Industrials : 21.3%
11,358
AAON, Inc.
1,224,847
0.3
30,316
ABM Industries, Inc.
1,599,472
0.4
34,726
(2)
API Group Corp.
1,146,652
0.3
3,409  Apogee Enterprises,
Inc.
238,681
0.1
17,383  Applied Industrial
Technologies, Inc.
3,878,669
0.9
3,811
ArcBest Corp.
413,303
0.1
10,497
Arcosa, Inc.
994,696
0.2
5,640
(2)
ASGN, Inc.
525,817
0.1
9,157
Atkore, Inc.
775,964
0.2
53,602
(2)
AZEK Co., Inc.
2,508,574
0.6
13,969  Barrett Business
Services, Inc.
523,977
0.1
7,689
(2)
Beacon Roofing
Supply, Inc.
664,560
0.1
24,424
(2)
Blade Air Mobility, Inc.
71,807
0.0
7,619
(1)(2)
Bloom Energy Corp.
- Class A
80,457
0.0
8,128
(2)
Blue Bird Corp.
389,819
0.1
1,845
(2)
BlueLinx Holdings, Inc.
194,500
0.0
3,961
Boise Cascade Co.
558,422
0.1
5,476
Brink's Co.
633,245
0.1
2,266
(2)
CACI International, Inc.
- Class A
1,143,333
0.3
28,862
(2)
Casella Waste
Systems, Inc. - Class A
2,871,480
0.6
12,327
(2)
CBIZ, Inc.
829,484
0.2
844  Comfort Systems USA,
Inc.
329,455
0.1
6,849
(2)
Construction Partners,
Inc. - Class A
478,060
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

VY
®
JPMorgan Small Cap
Core Equity Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
65,902
(2)
Core & Main, Inc.
- Class A
$ 2,926,049
0.7
25,835  Douglas Dynamics,
Inc.
712,529
0.2
126,621
(2)
Driven Brands
Holdings, Inc.
1,806,882
0.4
3,800
(2)
Dycom Industries, Inc.
748,980
0.2
7,130
Ennis, Inc.
173,402
0.0
128,625
(1)(2)
First Advantage Corp.
2,553,206
0.6
4,699
(1)(2)
Fluence Energy, Inc.
106,714
0.0
20,972
(2)
Fluor Corp.
1,000,574
0.2
1,766
FTAI Aviation Ltd.
234,701
0.1
2,866
(2)
Gibraltar Industries,
Inc.
200,419
0.0
5,364
(2)
GMS, Inc.
485,817
0.1
3,520  Granite Construction,
Inc.
279,066
0.1
21,582
Griffon Corp.
1,510,740
0.3
203,961
(2)
Hayward Holdings, Inc.
3,128,762
0.7
3,551
Herc Holdings, Inc.
566,136
0.1
230,768
(2)
Hillman Solutions
Corp.
2,436,910
0.5
2,646
(2)
Hudson Technologies,
Inc.
22,068
0.0
3,410
(2)
Huron Consulting
Group, Inc.
370,667
0.1
2,895
(2)
IES Holdings, Inc.
577,900
0.1
207,054
(2)
Janus International
Group, Inc.
2,093,316
0.5
1,946
Kadant, Inc.
657,748
0.1
9,338
KBR, Inc.
608,184
0.1
24,568  Knight-Swift
Transportation
Holdings, Inc.
1,325,444
0.3
6,919
Korn Ferry
520,586
0.1
13,117
Landstar System, Inc.
2,477,408
0.6
9,436  Lincoln Electric
Holdings, Inc.
1,811,901
0.4
7,297
(1)(2)
Loar Holdings, Inc.
544,283
0.1
5,289
Matson, Inc.
754,317
0.2
20,676
MillerKnoll, Inc.
511,938
0.1
2,421
Moog, Inc. - Class A
489,090
0.1
17,885
MSA Safety, Inc.
3,171,726
0.7
25,362
Mueller Industries, Inc.
1,879,324
0.4
35,497  Mueller Water
Products, Inc. - Class A
770,285
0.2
9,191
(2)
MYR Group, Inc.
939,596
0.2
2,441
(2)
Northwest Pipe Co.
110,162
0.0
56,691
(2)
NOW, Inc.
733,015
0.2
11,972  Primoris Services
Corp.
695,334
0.2
8,437  Quanex Building
Products Corp.
234,127
0.1
25,417
(2)
Radiant Logistics, Inc.
163,431
0.0
13,906
RB Global, Inc.
1,119,294
0.2
10,357
(2)
RBC Bearings, Inc.
3,100,679
0.7
12,873
(2)
Resideo Technologies,
Inc.
259,262
0.1
18,925  Rush Enterprises, Inc.
- Class A
999,808
0.2
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
20,985
Safe Bulkers, Inc.
$ 108,702
0.0
164,684
(2)
Shoals Technologies
Group, Inc. - Class A
923,877
0.2
16,424  Simpson
Manufacturing Co., Inc.
3,141,418
0.7
11,191
(2)
SkyWest, Inc.
951,459
0.2
6,397
(2)
Sterling Infrastructure,
Inc.
927,693
0.2
19,795
(2)
Sunrun, Inc.
357,498
0.1
14,800
Terex Corp.
783,068
0.2
27,375
Tetra Tech, Inc.
1,291,005
0.3
12,579
(2)
Thermon Group
Holdings, Inc.
375,357
0.1
30,089
(2)
Titan International, Inc.
244,624
0.1
23,188
Toro Co.
2,011,095
0.5
10,199
TriNet Group, Inc.
988,997
0.2
11,167
UFP Industries, Inc.
1,465,222
0.3
10,307
UniFirst Corp.
2,047,485
0.5
10,110
(2)
Upwork, Inc.
105,649
0.0
17,174
(2)
V2X, Inc.
959,340
0.2
88,392
(2)
Verra Mobility Corp.
2,458,181
0.6
2,790
(2)
Viad Corp.
99,966
0.0
5,972  Watts Water
Technologies, Inc.
- Class A
1,237,339
0.3
3,332  WESCO International,
Inc.
559,709
0.1
110,905
(2)
WillScot Mobile Mini
Holdings Corp.
4,170,028
0.9
9,919
Woodward, Inc.
1,701,208
0.4
94,795,974
21.3
Information Technology : 12.2%
6,203
A10 Networks, Inc.
89,571
0.0
83,659
(2)
Allegro MicroSystems,
Inc.
1,949,255
0.4
46,950  American Software,
Inc. - Class A
525,370
0.1
21,253
(2)
Asana, Inc. - Class A
246,322
0.1
15,212
(2)
Aurora Innovation, Inc.
90,055
0.0
102,871
(2)
AvePoint, Inc.
1,210,792
0.3
7,156
(2)
Aviat Networks, Inc.
154,784
0.0
1,441
(2)
Axcelis Technologies,
Inc.
151,089
0.0
9,958
Badger Meter, Inc.
2,174,927
0.5
2,806
Bel Fuse, Inc. - Class A
279,001
0.1
18,957  Benchmark
Electronics, Inc.
840,174
0.2
7,619
(2)
Blackline, Inc.
420,112
0.1
33,136
(2)
Box, Inc. - Class A
1,084,541
0.2
8,282
(2)
Braze, Inc. - Class A
267,840
0.1
5,773
(2)
Cirrus Logic, Inc.
717,064
0.2
80,153
(2)
Clearwater Analytics
Holdings, Inc. - Class A
2,023,863
0.5
38,059
Cognex Corp.
1,541,389
0.3
10,578
(2)
CommVault Systems,
Inc.
1,627,425
0.4
39,317
(2)
Domo, Inc. - Class B
295,271
0.1
14,876
EVERTEC, Inc.
504,148
0.1
8,103
(2)
Extreme Networks, Inc.
121,788
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

VY
®
JPMorgan Small Cap
Core Equity Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
12,530
(2)
Fannie Mae
$ 2,962,593
0.7
9,420
(2)
Guidewire Software,
Inc.
1,723,295
0.4
6,657
(2)
Hut 8 Corp.
81,615
0.0
7,158  Information Services
Group, Inc.
23,621
0.0
5,906
(2)
Insight Enterprises,
Inc.
1,272,093
0.3
5,857
(1)
InterDigital, Inc.
829,527
0.2
30,885
(2)
Knowles Corp.
556,857
0.1
14,855
(2)
LiveRamp Holdings,
Inc.
368,107
0.1
26,982
(2)
MACOM Technology
Solutions Holdings,
Inc.
3,002,017
0.7
22,835
(1)(2)
Marathon Digital
Holdings, Inc.
370,384
0.1
36,594
(2)
MaxLinear, Inc.
529,881
0.1
54,241
(2)
nCino, Inc.
1,713,473
0.4
17,172
(2)
nLight, Inc.
183,569
0.0
17,819
(2)
Novanta, Inc.
3,188,175
0.7
5,682
NVE Corp.
453,821
0.1
27,768
(2)
OneSpan, Inc.
462,893
0.1
2,837
(2)
Onestream, Inc.
96,174
0.0
14,484
(2)
Paylocity Holding
Corp.
2,389,425
0.5
964
PC Connection, Inc.
72,715
0.0
42,377  Power Integrations,
Inc.
2,717,213
0.6
5,774
(2)
Q2 Holdings, Inc.
460,592
0.1
16,934
(2)
Qualys, Inc.
2,175,342
0.5
29,901
(2)
Rambus, Inc.
1,262,420
0.3
12,072
(2)
Rapid7, Inc.
481,552
0.1
7,293
(2)
Repay Holdings Corp.
59,511
0.0
11,041  Richardson Electronics
Ltd./United States
136,246
0.0
22,006
(1)(2)
Riot Platforms, Inc.
163,285
0.0
17,839
(2)
Sanmina Corp.
1,221,080
0.3
5,590
(2)
ScanSource, Inc.
268,488
0.1
10,842
(2)
Semtech Corp.
495,046
0.1
17,793
(2)
SMART Global
Holdings, Inc.
372,763
0.1
2,838
(2)
Sprout Social, Inc.
- Class A
82,501
0.0
5,271
(2)
SPS Commerce, Inc.
1,023,470
0.2
2,520
(2)
Turtle Beach Corp.
38,657
0.0
23,464
(2)
Ultra Clean Holdings,
Inc.
936,917
0.2
94,204
(2)
Unisys Corp.
535,079
0.1
39,240  Vishay Intertechnology,
Inc.
742,028
0.2
14,132
(2)
Vishay Precision
Group, Inc.
366,019
0.1
25,382
(2)
Workiva, Inc.
2,008,224
0.5
28,991
(2)
Xperi, Inc.
267,877
0.1
60,645
(2)
Zeta Global Holdings
Corp. - Class A
1,809,040
0.4
13,144
(2)
Zuora, Inc. - Class A
113,301
0.0
54,331,667
12.2
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Materials : 5.4%
886  Alpha Metallurgical
Resources, Inc.
$ 209,255
0.1
14,079
AptarGroup, Inc.
2,255,315
0.5
12,587
(2)
Arcadium Lithium PLC
35,873
0.0
2,485
Arch Resources, Inc.
343,328
0.1
2,616
(2)
ATI, Inc.
175,037
0.0
10,999
Avient Corp.
553,470
0.1
72,257
(2)
Axalta Coating
Systems Ltd.
2,614,981
0.6
12,873
Balchem Corp.
2,265,648
0.5
7,890
Cabot Corp.
881,865
0.2
899  Carpenter Technology
Corp.
143,462
0.0
16,793
(2)
Coeur Mining, Inc.
115,536
0.0
22,826  Commercial Metals
Co.
1,254,517
0.3
18,503
(2)
Constellium SE
300,859
0.1
9,767
Eagle Materials, Inc.
2,809,478
0.6
4,763
(2)
Ecovyst, Inc.
32,627
0.0
41,481
Element Solutions, Inc.
1,126,624
0.3
2,144
Greif, Inc. - Class A
134,343
0.0
1,135
Hawkins, Inc.
144,678
0.0
5,478
HB Fuller Co.
434,844
0.1
58,832
Hecla Mining Co.
392,409
0.1
2,840
(2)
Ingevity Corp.
110,760
0.0
3,812
Innospec, Inc.
431,099
0.1
4,410
(2)
Knife River Corp.
394,210
0.1
15,867
(2)
O-I Glass, Inc.
208,175
0.1
2,333
Olympic Steel, Inc.
90,987
0.0
25,411
Orion SA
452,570
0.1
132,015
(2)
Perimeter Solutions SA
1,775,602
0.4
16,339  Quaker Chemical
Corp.
2,752,958
0.6
11,645
(2)
Summit Materials, Inc.
- Class A
454,504
0.1
6,604
SunCoke Energy, Inc.
57,323
0.0
17,128
Tronox Holdings PLC
250,583
0.1
6,163
(2)
Valvoline, Inc.
257,921
0.1
7,175
Warrior Met Coal, Inc.
458,482
0.1
23,919,323
5.4
Real Estate : 6.5%
5,093
Agree Realty Corp.
383,656
0.1
7,305  American Assets Trust,
Inc.
195,190
0.0
10,753  American Healthcare
REIT, Inc.
280,653
0.1
16,501
(2)
Anywhere Real Estate,
Inc.
83,825
0.0
27,447  Apple Hospitality REIT,
Inc.
407,588
0.1
3,870  Armada Hoffler
Properties, Inc.
41,912
0.0
14,238  Brandywine Realty
Trust
77,455
0.0
15,157  Broadstone Net Lease,
Inc.
287,225
0.1
11,744
CareTrust REIT, Inc.
362,420
0.1
4,641  Chatham Lodging
Trust
39,541
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

VY
®
JPMorgan Small Cap
Core Equity Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Real Estate: (continued)
8,849
City Office REIT, Inc.
$ 51,678
0.0
4,053  Community Healthcare
Trust, Inc.
73,562
0.0
34,970  COPT Defense
Properties
1,060,640
0.2
42,977
CubeSmart
2,313,452
0.5
302,484
(2)
Cushman & Wakefield
PLC
4,122,857
0.9
16,073  DiamondRock
Hospitality Co.
140,317
0.0
13,005  DigitalBridge Group,
Inc.
183,761
0.0
13,413  EastGroup Properties,
Inc.
2,505,817
0.6
29,803  Empire State Realty
Trust, Inc. - Class A
330,217
0.1
8,598
(2)
Equity Commonwealth
171,100
0.0
22,752  Essential Properties
Realty Trust, Inc.
776,981
0.2
2,999  First Industrial Realty
Trust, Inc.
167,884
0.0
23,782  Independence Realty
Trust, Inc.
487,531
0.1
3,288  Innovative Industrial
Properties, Inc.
442,565
0.1
11,671  InvenTrust Properties
Corp.
331,106
0.1
3,547
Kimco Realty Corp.
82,361
0.0
18,809  Kite Realty Group
Trust
499,567
0.1
59,431
L.P. Industrial Trust
597,282
0.1
23,729
Macerich Co.
432,817
0.1
51,290  National Retail
Properties, Inc.
2,487,052
0.6
11,289  Newmark Group, Inc.
- Class A
175,318
0.0
58,117
(2)
Opendoor
Technologies, Inc.
116,234
0.0
13,201
Paramount Group, Inc.
64,949
0.0
23,065  Phillips Edison & Co.,
Inc.
869,781
0.2
20,893  Piedmont Office Realty
Trust, Inc. - Class A
211,019
0.1
17,842  Plymouth Industrial
REIT, Inc.
403,229
0.1
17,789
PotlatchDeltic Corp.
801,395
0.2
42,819
(2)
Real Brokerage, Inc.
237,646
0.1
43,958  Retail Opportunity
Investments Corp.
691,459
0.2
28,821
RLJ Lodging Trust
264,577
0.1
35,001  Ryman Hospitality
Properties, Inc.
3,753,507
0.8
36,761  Sabra Health Care
REIT, Inc.
684,122
0.2
3,471
SITE Centers Corp.
209,996
0.1
9,094
SL Green Realty Corp.
633,033
0.1
4,846
UMH Properties, Inc.
95,321
0.0
5,862
Veris Residential, Inc.
104,695
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Real Estate: (continued)
23,562  Xenia Hotels &
Resorts, Inc.
$ 348,011
0.1
29,082,304
6.5
Utilities : 2.1%
2,648  American States Water
Co.
220,552
0.1
2,075
Avista Corp.
80,406
0.0
2,786
Black Hills Corp.
170,280
0.0
4,908  Chesapeake Utilities
Corp.
609,426
0.1
4,379  Clearway Energy, Inc.
- Class A
124,670
0.0
13,584  Clearway Energy, Inc.
- Class C
416,757
0.1
12,191  Consolidated Water
Co. Ltd.
307,335
0.1
6,330
IDACORP, Inc.
652,560
0.1
6,925  New Jersey Resources
Corp.
326,860
0.1
5,286  Northwest Natural
Holding Co.
215,775
0.1
3,909
NorthWestern Corp.
223,673
0.1
13,699
ONE Gas, Inc.
1,019,480
0.2
83,072  Portland General
Electric Co.
3,979,149
0.9
7,923
(1)(2)
Sunnova Energy
International, Inc.
77,170
0.0
15,478
Unitil Corp.
937,657
0.2
9,361,750
2.1
Total Common Stock
(Cost $369,448,386)
434,254,619
97.7
RIGHTS : —%
Health Care : —%
28,260
(3)(4)
Aduro Biotech - CVR
—
—
Total Rights
(Cost $—)
—
—
Total Long-Term
Investments
(Cost $369,448,386)
434,254,619
97.7

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

VY
®
JPMorgan Small Cap
Core Equity Portfolio
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 5.2%
Repurchase Agreements : 2.4%
2,912,676
(5)
Bethesda Securities,
Repurchase
Agreement dated
09/30/2024, 5.000%,
due 10/01/2024
(Repurchase
Amount $2,913,075,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 2.500%-
7.026%, Market Value
plus accrued interest
$2,970,930, due
10/01/27-01/01/57)
$ 2,912,676
0.7
2,912,676
(5)
Cantor Fitzgerald
Securities, Repurchase
Agreement dated
09/30/2024, 5.000%,
due 10/01/2024
(Repurchase
Amount $2,913,075,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 1.500%-
7.408%, Market Value
plus accrued interest
$2,970,930, due
05/01/26-08/20/74)
2,912,676
0.7
1,046,080
(5)
CF Secured LLC,
Repurchase
Agreement dated
09/30/2024, 5.000%,
due 10/01/2024
(Repurchase
Amount $1,046,223,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
7.070%, Market Value
plus accrued interest
$1,067,002, due
05/15/27-07/20/73)
1,046,080
0.2
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
2,873,815
(5)
Marex Capital Markets
Inc., Repurchase
Agreement dated
09/30/2024, 5.000%,
due 10/01/2024
(Repurchase
Amount $2,874,209,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.750%-
5.500%, Market Value
plus accrued interest
$2,931,291, due
07/15/28-09/01/54)
$ 2,873,815
0.6
765,985
(5)
National Bank
Financial, Inc.,
Repurchase
Agreement dated
09/30/2024, 4.900%,
due 10/01/2024
(Repurchase
Amount $766,088,
collateralized
by various U.S.
Government
Securities, 0.375%-
5.000%, Market
Value plus accrued
interest $781,305, due
10/01/24-09/09/49)
765,985
0.2
Total Repurchase
Agreements
(Cost $10,511,232)
10,511,232
2.4
Time Deposits : 0.4%
300,000
(5)
Canadian Imperial
Bank of Commerce,
4.810
%,
10/01/2024 300,000
0.0
300,000
(5)
Landesbank
Hessen Thueringen
Girozentrale,
4.820
%,
10/01/2024 300,000
0.1
300,000
(5)
Mizuho Bank Ltd.,
4.820
%,
10/01/2024 300,000
0.0
300,000
(5)
Royal Bank of Canada,
4.830
%,
10/01/2024 300,000
0.1
300,000
(5)
Skandinaviska
Enskilda Banken AB,
4.810
%,
10/01/2024 300,000
0.1
300,000
(5)
Svenska
Handelsbanken AB,
4.810
%,
10/01/2024 300,000
0.1
Total Time Deposits
(Cost $1,800,000)
1,800,000
0.4

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

VY
®
JPMorgan Small Cap
Core Equity Portfolio
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : (continued)
Mutual Funds : 2.4%
10,708,696
(6)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
4.830%
(Cost $10,708,696) $ 10,708,696 2.4
Total Short-Term
Investments
(Cost $23,019,928)
$ 23,019,928
5.2
Total Investments in
Securities
(Cost $392,468,314) $ 457,274,547 102.9
Liabilities in Excess
of Other Assets (12,904,831) (2.9)
Net Assets $ 444,369,716 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Security, or a portion of the security, is on loan.
(2)
Non-income producing security.
(3)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(4)
Restricted security as to resale, excluding Rule 144A securities. As of September 30, 2024, the Portfolio held restricted securities with a fair value of $– or —% of net assets. Please refer to the table below for additional details.
(5)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)
Rate shown is the 7-day yield as of September 30, 2024.

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

VY
®
JPMorgan Small Cap
Core Equity Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2024
Asset Table
Investments, at fair value
Common Stock* $ 434,254,619 $ — $ — $ 434,254,619
Short-Term Investments 10,708,696 12,311,232 — 23,019,928
Total Investments, at fair value $ 444,963,315 $ 12,311,232 $ — $ 457,274,547
Other Financial Instruments+
Futures 44,980 — — 44,980
Total Assets $ 445,008,295 $ 12,311,232 $ — $ 457,319,527
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At September 30, 2024, VY
®
JPMorgan Small Cap Core Equity Portfolio held the following restricted securities:
Security Acquisition Date Acquisition Cost Fair Value
Aduro Biotech - CVR 10/6/2020 $ — $ —
$ — $ —
At September 30, 2024, the following futures contracts were outstanding for VY
®
JPMorgan Small Cap Core Equity Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation
Long Contracts:
E-mini Russell 2000 Index 33 12/20/24 $ 3,711,180 $ 44,980
$ 3,711,180 $ 44,980
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 92,332,721
Gross Unrealized Depreciation (27,526,488)
Net Unrealized Appreciation $ 64,806,233